Prepaid expenses and deposits (Tables)	12 Months Ended
Oct. 31, 2022
Prepaid expenses and deposits
Schedule of prepaid expenses and deposits

	October 31, 2022	October 31, 2021
	$	$
Deposits on cannabis retail outlets	1,417	996
Prepaid insurance and other	5,160	3,352
Prepayment on inventory	3,578	4,252
Total	10,155	8,600
Less current portion	(7,167)	(6,919)
Long-term	2,988	1,681